GGM MACRO ALIGNMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.7%
	EQUITY - 98.7%
42,846	Energy Select Sector SPDR Fund	$ 3,993,247
31,358	Industrial Select Sector SPDR Fund	3,873,027
64,090	SPDR S&P Metals & Mining ETF	4,129,319
17,025	SPDR S&P Semiconductor ETF	4,185,256
18,921	Technology Select Sector SPDR Fund	3,976,437
		20,157,286

	TOTAL EXCHANGE-TRADED FUNDS (Cost $19,731,885)	20,157,286

	TOTAL INVESTMENTS - 98.7% (Cost $19,731,885)	$ 20,157,286
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.3%	273,602
	NET ASSETS - 100.0%	$ 20,430,888

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt